KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen Partner Phone (212) 715-9522

July 31, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Fiera Capital Series Trust Registration Statement on Form N-14

To Whom it May Concern:

On behalf of the Fiera Capital Series Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Fiera Capital Small/Mid-Cap Growth Fund (the “Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of APEXcm Small/Mid-Cap Growth Fund (the “Target Fund”), a series of  Ultimus Managers Trust, an Ohio unincorporated business trust, in exchange for shares of the Acquiring Fund (the “Reorganization”).

If you have any questions concerning this filing, please call me at 212-715-9522.  Thank you in advance for your attention to this matter.

Very truly yours,

/s/ George M. Silfen

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